CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 4,720	$ 4,448	$ 5,625
Other comprehensive income (loss)
Net gain (loss) on foreign currency translation	(286)	388	(101)
Net change in pension and other postretirement benefit plans	424	1,025	(334)
Derivative instruments	(2)	(20)	96
Other comprehensive income (loss) before income taxes	136	1,393	(339)
Income tax recovery (expense)	(183)	(134)	29
Other comprehensive income (loss)	(47)	1,259	(310)
Comprehensive income	$ 4,673	$ 5,707	$ 5,315